EQUITY - Representative Warrants (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 shares	Apr. 28, 2022 USD ($) $ / shares shares
EQUITY
Cashless warrants exercised | shares	1,190,629
Representative Warrants
EQUITY
Cashless warrants exercised | shares	84,651
Shares issued on exercise of warrants | shares	65,399
Fair value of warrants | $		$ 228
Representative Warrants | Stock price
EQUITY
Measurement input | $ / shares		6.00
Representative Warrants | Risk-free interest rate
EQUITY
Measurement input		0.0286
Representative Warrants | Volatility
EQUITY
Measurement input		0.3219
Representative Warrants | Exercise price
EQUITY
Measurement input | $ / shares		7.50
Representative Warrants | Dividend yield
EQUITY
Measurement input | $ / shares		0
ADS | Representative Warrants
EQUITY
Number of ADS to purchase warrants | shares		150,000
Exercise price | $ / shares		$ 7.50